Discontinued operations (Tables)	6 Months Ended
Mar. 31, 2026
Discontinued operations
Schedule of impact of discontinued operations on the statement of comprehensive income

	Period ended	Period ended
	31 March	31 March
	2026	2025
	$’000	$’000
Other Income	24	117
Administrative expenses	—	(59)
Impairment loss	—	33
Tax credit	—	—
Profit/(loss) from discontinued operation, net of tax	24	91

Schedule of net cash flows associated with discontinuing operations

	Period ended	Period ended
	31 March	31 March
	2026	2025
	$’000	$’000
Net cash generated in/from operating activities	24	117
Net cash used in investing activities	—	—
Net cash used in financing activities	—	—
Net cash flows for the period	24	117